Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	15,387	19,608
Preferred stock, shares outstanding (in shares)	15,387	19,608
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	2,304,630	2,279,920
Common stock, shares outstanding (in shares)	2,304,630	2,279,920